Income Taxes (Details Narrative)	12 Months Ended
Mar. 31, 2014 USD ($)
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards	$ 25,721,000
Operating Loss Carryforwards, Expiration Date	Mar. 31, 2028